Schedule of currency exchange rates (Details)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Year End Spot Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Exchange Rate	7.1782	7.0950	6.8717
Average Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign Exchange Rate	7.1349	7.1157	6.8855